Employee benefits - Fair value of plan assets (Details 5) - Defined pension benefits - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 9,743	$ 10,465	$ 10,930
Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	364	433
Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,633	1,821
Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	328	487
Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,536	1,849
Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,257	3,521
Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	669	671
Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	121	126
Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	379	330
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	123	136
Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	94	93
Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,180	936
Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	59	62
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,111	1,345
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	364	433
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	587	638
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	160	274
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	7,309	8,049
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,633	1,821
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	328	487
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	949	1,211
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,257	3,521
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	669	671
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	121	126
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	219	56
Level 2 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	74	94
Level 2 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	59	62
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,323	1,071	1,211
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	123	136	155
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	94	93	158
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 1,106	$ 842	866
Level 3 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets			$ 32